Financial Assets at Fair Value Through Profit or Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Assets at Fair Value Through Profit or Loss
Money market fund	$ 2,345	$ 7,799
Equity securities-unlisted company	13,668	13,966
Financial assets at fair value through profit or loss	16,013	21,765
Current	2,345	7,799
Non-current	13,668	13,966
Financial assets at fair value through profit or loss	$ 16,013	$ 21,765